SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding, beginning balance	4,386,234	2,822,789
Weighted average exercise price, beginning balance	$ 6.58	$ 8.85
Number of warrants outstanding, exercise of warrants		(36,800)
Number of warrants outstanding, ending balance	6,237,296	4,386,234
Weighted average exercise price, ending balance	$ 4.90	$ 6.58
March 2023 private placement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding, warrants issued		413,785
June 2023 registered direct offerings [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding, warrants issued		885,838
December 2023 registered direct offerings [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding, warrants issued		300,622
January 2024 registered direct offerings [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding, warrants issued	651,062
Weighted average exercise price, warrants issued	$ 3.75
August 2024 registered direct offering [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding, warrants issued	1,200,000
Weighted average exercise price, warrants issued	$ 0.00025